CAMINO ROJO PROJECT LOAN (Tables)	12 Months Ended
Dec. 31, 2020
Camino Rojo Project Loan
Borrowings
Schedule of long-tem debt

		Transaction
	Loan advances	costs deducted	Net
At January 1, 2019	$—	$—	$—
Advances during the year	25,000	—	25,000
Cash transaction costs	—	3,158	(3,158)
Warrants issued to the lenders	—	8,968	(8,968)
Amortization of the transaction costs	—	(86)	86
Foreign exchange	—	(1)	1
At December 31, 2019	$25,000	$12,039	$12,961
Advances during the year	50,000	—	50,000
Cash transaction costs	—	2,475	(2,475)
Amortization of the transaction costs	—	(632)	632
Foreign exchange	—	422	(422)
At December 31, 2020	$75,000	$14,304	$60,696